Investment Objectives and Goals	Sep. 26, 2025
Alder Value Fund [Member] | ADLER VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Risk/Return Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Adler Value Fund (the “Fund”) seeks to achieve long-term growth of capital.
Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND
Prospectus [Line Items]
Risk/Return [Heading]	RISK/RETURN SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Evolutionary Tree Innovators Fund (the “Fund”) seeks to achieve long-term growth of capital.
Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND
Prospectus [Line Items]
Risk/Return [Heading]	RISK/RETURN SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Evolutionary Tree Innovators Fund (the “Fund”) seeks to achieve long-term growth of capital.
Wavelenght Fund [Member] | WAVELENGTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	RISK/RETURN SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Wavelength Fund (the “Fund”) seeks total return.